T. ROWE PRICE Large-Cap Value Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.9%
COMMUNICATION SERVICES  2.9%
Entertainment  0.7%
Walt Disney  273,059 26,266
26,266
Media  2.2%
Comcast, Class A  787,431 32,891
News, Class A  1,709,407 45,521
78,412
Total Communication Services 104,678
CONSUMER DISCRETIONARY  1.3%
Broadline Retail  0.2%
Kohl's (1) 423,690 8,940
8,940
Hotels, Restaurants & Leisure  1.1%
Las Vegas Sands  821,060 41,332
41,332
Total Consumer Discretionary 50,272
CONSUMER STAPLES  10.8%
Beverages  0.8%
Coca-Cola  427,690 30,734
30,734
Consumer Staples Distribution & Retail  1.7%
Walmart  761,502 61,491
61,491
Food Products  1.4%
Conagra Brands  879,387 28,597
Tyson Foods, Class A  370,765 22,083
50,680
Household Products  2.6%
Colgate-Palmolive  471,241 48,919
Kimberly-Clark  323,438 46,019
94,938
Personal Care Products  2.5%
Kenvue  3,993,276 92,364
92,364

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.8%
Philip Morris International  533,505 64,768
64,768
Total Consumer Staples 394,975
ENERGY  8.6%
Energy Equipment & Services  0.7%
Schlumberger  593,000 24,876
24,876
Oil, Gas & Consumable Fuels  7.9%
ConocoPhillips  556,765 58,616
EOG Resources  187,800 23,086
EQT  943,034 34,553
Exxon Mobil  559,967 65,640
Suncor Energy  914,600 33,767
TotalEnergies, ADR (1) 721,529 46,625
Williams  551,697 25,185
287,472
Total Energy 312,348
FINANCIALS  20.6%
Banks  8.0%
Bank of America  1,948,821 77,329
Citigroup  651,200 40,765
Fifth Third Bancorp  584,404 25,036
Huntington Bancshares  2,398,596 35,259
U.S. Bancorp  760,783 34,791
Wells Fargo  1,390,501 78,550
291,730
Capital Markets  1.6%
Charles Schwab  869,500 56,352
56,352
Financial Services  3.5%
Equitable Holdings  1,121,319 47,129
Fiserv (2) 449,910 80,826
127,955
Insurance  7.5%
American International Group  796,381 58,319
Chubb  355,374 102,486
Hartford Financial Services Group  716,059 84,216

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MetLife  329,100 27,144
272,165
Total Financials 748,202
HEALTH CARE  17.4%
Biotechnology  0.5%
Biogen (2) 96,400 18,686
18,686
Health Care Equipment & Supplies  4.5%
Baxter International  994,400 37,757
Becton Dickinson & Company  278,887 67,240
Zimmer Biomet Holdings  535,027 57,756
162,753
Health Care Providers & Services  6.4%
Cigna Group  89,224 30,911
CVS Health  562,593 35,376
Elevance Health  172,136 89,511
UnitedHealth Group  128,902 75,366
231,164
Life Sciences Tools & Services  1.5%
Thermo Fisher Scientific  89,700 55,486
55,486
Pharmaceuticals  4.5%
AstraZeneca, ADR  271,700 21,168
Bristol-Myers Squibb  445,450 23,048
Johnson & Johnson  516,313 83,674
Sanofi, ADR  318,000 18,326
Viatris  1,619,200 18,799
165,015
Total Health Care 633,104
INDUSTRIALS & BUSINESS SERVICES  16.0%
Aerospace & Defense  4.2%
Boeing (2) 89,200 13,562
General Electric  298,423 56,276
L3Harris Technologies  345,906 82,281
152,119
Air Freight & Logistics  1.0%
United Parcel Service, Class B  266,158 36,288
36,288

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  1.5%
GE Vernova (2) 82,455 21,024
Rockwell Automation  119,500 32,081
53,105
Ground Transportation  2.2%
Norfolk Southern  213,283 53,001
Union Pacific  110,527 27,243
80,244
Industrial Conglomerates  2.9%
Honeywell International  226,600 46,840
Siemens (EUR)  286,067 57,874
104,714
Machinery  3.6%
AGCO  74,648 7,305
Cummins  162,876 52,738
Stanley Black & Decker  630,400 69,426
129,469
Passenger Airlines  0.6%
Southwest Airlines  689,839 20,440
20,440
Total Industrials & Business Services 576,379
INFORMATION TECHNOLOGY  7.6%
Electronic Equipment, Instruments & Components  1.2%
TE Connectivity  280,900 42,413
42,413
IT Services  1.3%
Accenture, Class A  133,927 47,341
47,341
Semiconductors & Semiconductor Equipment  2.5%
Intel  631,700 14,820
QUALCOMM  282,441 48,029
Texas Instruments  129,353 26,720
89,569
Software  0.8%
Microsoft  71,326 30,692
30,692
Technology Hardware, Storage & Peripherals  1.8%
Samsung Electronics (KRW)  696,158 32,538

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Digital (2) 479,000 32,711
65,249
Total Information Technology 275,264
MATERIALS  2.7%
Chemicals  1.6%
CF Industries Holdings  441,891 37,914
RPM International  154,910 18,744
56,658
Containers & Packaging  1.1%
International Paper  843,605 41,210
41,210
Total Materials 97,868
REAL ESTATE  4.7%
Industrial Real Estate Investment Trusts  1.0%
Rexford Industrial Realty, REIT  758,093 38,140
38,140
Residential Real Estate Investment Trusts  1.9%
AvalonBay Communities, REIT  306,133 68,956
68,956
Specialized Real Estate Investment Trusts  1.8%
Weyerhaeuser, REIT  1,959,255 66,340
66,340
Total Real Estate 173,436
UTILITIES  5.3%
Electric Utilities  1.9%
Southern  761,805 68,700
68,700
Multi-Utilities  3.4%
Ameren  651,081 56,943
Dominion Energy  506,868 29,292
Sempra  432,065 36,134
122,369
Total Utilities 191,069
Total Common Stocks (Cost $2,637,566) 3,557,595

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 70,713,166 70,713
Total Short-Term Investments (Cost $70,713) 70,713
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 9,824,815 9,825
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,825
Total Securities Lending Collateral (Cost $9,825) 9,825
Total Investments in Securities  100.1%
(Cost $2,718,104) $ 3,638,133
Other Assets Less Liabilities (0.1)% (2,293)
Net Assets 100.0% $ 3,635,840
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 1,948++
Totals $ —# $ — $ 1,948+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 137,186  ¤  ¤ $ 80,538
Total $ 80,538^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,948 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,538.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Large-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Large-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1233-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,467,183 $ 90,412 $ — $ 3,557,595
Short-Term Investments 70,713 — — 70,713
Securities Lending Collateral 9,825 — — 9,825
Total $ 3,547,721 $ 90,412 $ — $ 3,638,133